Expense Example	Oct. 13, 2026 USD ($)
Corgi FTSE 7-10 Year U.S. Treasury Bond ETF | Corgi FTSE 7-10 Year U.S. Treasury Bond ETF - ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 5
Expense Example, with Redemption, 3 Years	16
Corgi FTSE Aaa-A Intermediate Corporate Bond ETF | Corgi FTSE Aaa-A Intermediate Corporate Bond ETF - ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	5
Expense Example, with Redemption, 3 Years	16
Corgi FTSE BBB Rated Corporate Bond ETF | Corgi FTSE BBB Rated Corporate Bond ETF - ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	5
Expense Example, with Redemption, 3 Years	16
Corgi FTSE High Yield Corporate Bond ETF | Corgi FTSE High Yield Corporate Bond ETF - ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	5
Expense Example, with Redemption, 3 Years	16
Corgi FTSE Fallen Angels Bond ETF | Corgi FTSE Fallen Angels Bond ETF - ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	8
Expense Example, with Redemption, 3 Years	26
Corgi FTSE U.S. MBS Bond ETF | Corgi FTSE U.S. MBS Bond ETF - ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	2
Expense Example, with Redemption, 3 Years	6
Corgi FTSE Intermediate Government/Credit Bond ETF | Corgi FTSE Intermediate Government/Credit Bond ETF - ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	5
Expense Example, with Redemption, 3 Years	16
Corgi FTSE National Municipal Bond ETF | Corgi FTSE National Municipal Bond ETF - ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	5
Expense Example, with Redemption, 3 Years	16
Corgi FTSE Short-Term National Municipal Bond ETF | Corgi FTSE Short-Term National Municipal Bond ETF - ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	3
Expense Example, with Redemption, 3 Years	10
Corgi FTSE 10-20 Year U.S. Treasury Bond ETF | Corgi FTSE 10-20 Year U.S. Treasury Bond ETF - ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	2
Expense Example, with Redemption, 3 Years	6
Corgi FTSE California Municipal Bond ETF | Corgi FTSE California Municipal Bond ETF - ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	8
Expense Example, with Redemption, 3 Years	26
Corgi FTSE New York Municipal Bond ETF | Corgi FTSE New York Municipal Bond ETF - ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	8
Expense Example, with Redemption, 3 Years	26
Corgi FTSE EM USD Sovereign Bond ETF | Corgi FTSE EM USD Sovereign Bond ETF - ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	10
Expense Example, with Redemption, 3 Years	32
Corgi FTSE EM Local Currency Sovereign Bond ETF | Corgi FTSE EM Local Currency Sovereign Bond ETF - ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	10
Expense Example, with Redemption, 3 Years	32
Corgi FTSE EM USD Corporate Bond ETF | Corgi FTSE EM USD Corporate Bond ETF - ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	10
Expense Example, with Redemption, 3 Years	32
Corgi FTSE International Developed Corporate Bond ETF | Corgi FTSE International Developed Corporate Bond ETF - ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	8
Expense Example, with Redemption, 3 Years	26
Corgi FTSE International DM Sovereign Bond ETF | Corgi FTSE International DM Sovereign Bond ETF - ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	10
Expense Example, with Redemption, 3 Years	32
Corgi FTSE 20+ Year U.S. Treasury Bond ETF | Corgi FTSE 20+ Year U.S. Treasury Bond ETF - ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	5
Expense Example, with Redemption, 3 Years	16
Corgi FTSE U.S. Treasury Bond ETF | Corgi FTSE U.S. Treasury Bond ETF - ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	2
Expense Example, with Redemption, 3 Years	6
Corgi FTSE U.S. TIPS Bond ETF | Corgi FTSE U.S. TIPS Bond ETF - ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	2
Expense Example, with Redemption, 3 Years	6
Corgi FTSE U.S. Aggregate Bond ETF | Corgi FTSE U.S. Aggregate Bond ETF - ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	2
Expense Example, with Redemption, 3 Years	6
Corgi FTSE U.S. IG Corporate Bond ETF | Corgi FTSE U.S. IG Corporate Bond ETF - ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	2
Expense Example, with Redemption, 3 Years	6
Corgi FTSE 5-10 Year IG Corporate Bond ETF | Corgi FTSE 5-10 Year IG Corporate Bond ETF - ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	2
Expense Example, with Redemption, 3 Years	6
Corgi FTSE 10+ Year IG Corporate Bond ETF | Corgi FTSE 10+ Year IG Corporate Bond ETF - ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	2
Expense Example, with Redemption, 3 Years	$ 6